Property, furniture and equipment, net - Summary of amortization schedule of lease liabilities (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Lease liabilities	S/ 341,836	S/ 341,746
2020
Disclosure of detailed information about property, plant and equipment [line items]
Lease liabilities	60,812
2021
Disclosure of detailed information about property, plant and equipment [line items]
Lease liabilities	55,212
2022 onwards
Disclosure of detailed information about property, plant and equipment [line items]
Lease liabilities	S/ 225,812